Income Taxes	3 Months Ended
Mar. 31, 2020
Income Taxes [Abstract]
Income Taxes
Note 15 – Income Taxes

The Company elected to be taxed as a REIT under Code Sections 856 through 860 beginning with its short taxable year ended December 31, 2013. As a REIT, the Company generally will not be subject to U.S. federal income tax to the extent that it distributes its taxable income to its stockholders. To maintain qualification as a REIT, the Company must distribute at least 90% of its annual REIT taxable income to its stockholders and meet certain other requirements such as assets it may hold, income it may generate and its stockholder composition. It is the Company’s policy to distribute all or substantially all of its REIT taxable income. To the extent there is any undistributed REIT taxable income at the end of a year, the Company can elect to distribute such shortfall within the next year as permitted by the Code.

Effective January 1, 2014, CHMI Solutions elected to be taxed as a corporation for U.S. federal income tax purposes; prior to this date, CHMI Solutions was a disregarded entity for U.S. federal income tax purposes. CHMI Solutions has jointly elected with the Company, the ultimate beneficial owner of CHMI Solutions, to be treated as a TRS of the Company, and all activities conducted through CHMI Solutions and its wholly-owned subsidiary, Aurora, are subject to federal and state income taxes. CHMI Solutions files a consolidated tax return with Aurora and is fully taxed as a U.S. C-Corporation.

The state and local tax jurisdictions for which the Company is subject to tax filing obligations recognize the Company’s status as a REIT, and therefore, the Company generally does not pay income tax in such jurisdictions. CHMI Solutions and Aurora are subject to U.S. federal, state and local income taxes.

The components of the Company’s income tax benefit are as follows for the periods indicated below (dollars in thousands):

	Three Months Ended March 31,
	2020	2019
Deferred federal income tax benefit	$(11,265)	$(3,034)
Deferred state income tax benefit	(889)	(685)
Benefit from Corporate Business Taxes	$(12,154)	$(3,719)

The following is a reconciliation of the statutory federal rate to the effective rate, for the periods indicated below (dollars in thousands):

	Three Months Ended March 31,
	2020		2019
Computed income tax expense (benefit) at federal rate	$(12,808)	21.0%	$(5,482)	21.0%
State tax benefit, net of federal tax, if applicable	(889)	1.4%	(685)	2.6%
REIT income not subject to tax (benefit)	1,543	(2.5)%	2,448	(9.4)%
Benefit from Corporate Business Taxes/Effective Tax Rate(A)	$(12,154)	19.9%	$(3,719)	14.2%

(A)	The provision for income taxes is recorded at the TRS level.

The Company’s consolidated balance sheets, at March 31, 2020 and December 31, 2019, contain the following deferred tax assets, which are recorded at the TRS level (dollars in thousands):

	March 31, 2020	December 31, 2019
Deferred tax assets
Deferred tax - mortgage servicing rights	$(12,565)	$(994)
Deferred tax - net operating loss	(2,348)	(1,763)
Total net deferred tax assets	$(14,913)	$(2,757)

The deferred tax assets as of March 31, 2020 and December 31, 2019 were each primarily related to MSRs. No valuation allowance has been established at March 31, 2020 or December 31, 2019. As of March 31, 2020 and December 31, 2019, deferred tax assets are included in “Receivables and other assets” in the consolidated balance sheets.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (2017 Tax Act). Corporate taxpayers may carryback net operating losses (NOLs) originating during 2018 through 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. The Company is in the process of determining the financial impact of the CARES Act on its consolidated financial statements.

Based on the Company’s evaluation, the Company has concluded that there are no significant uncertain tax positions requiring recognition in the Company’s interim consolidated financial statements. Additionally, there were no amounts accrued for penalties or interest as of or during the periods presented in these interim consolidated financial statements.

The Company’s 2018, 2017, 2016, 2015, 2014, 2013 and 2012 federal, state and local income tax returns remain open for examination by the relevant authorities.